Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Anti-dilutive Basic and Diluted Earnings Per Share

For the three months ended March 31, 2021 and 2020, respectively, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	March 31,
	2021	2020
	(Shares)	(Shares)
Series A Preferred Stock	150,000,000	1,334,000
Stock options	24,942,045	466,672
Warrants	100,000,000	69,714,754
Convertible notes	-	144,106,172
Total	261,327,991	215,621,598

For the year ended December 31, 2020 and 2019, respectively, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	Year Ended
	December 31,
	2020	2019
	(Shares)	(Shares)
Series A Preferred Stock	150,000,000	1,334,000
Stock options	11,751,592	377,277
Warrants	-	1,873,684
Convertible notes	260,714,286	4,278,258
Total	422,465,878	7,863,219